Condensed Consolidated Statements Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock [Member] NPS Holdings Limited [Member]	Common Stock [Member]	Redeemable Convertible Shares [Member] NPS Holdings Limited [Member]	Additional Paid-In Capital [Member] NPS Holdings Limited [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member] NPS Holdings Limited [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings (Accumulated Deficit) [Member] NPS Holdings Limited [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total Company Stockholders' Equity [Member] NPS Holdings Limited [Member]	Total Company Stockholders' Equity [Member]	Noncontrolling Interests [Member] NPS Holdings Limited [Member]	Noncontrolling Interests [Member]	NPS Holdings Limited [Member]	Total
Balance at beginning (Predecessor [Member]) at Dec. 31, 2017	$ 342,250		$ 27,750	$ 3,345		$ (436)		$ 18,480		$ 391,389		$ (1,960)
Balance at beginning at Dec. 31, 2017															$ 389,429
Balance at beginning, shares (Predecessor [Member]) at Dec. 31, 2017	342,250,000		27,750,000
Net income (loss) | Predecessor [Member]								5,793		5,793		(340)		$ 5,453
Net income (loss)															5,453
Foreign currency translation adjustments | Predecessor [Member]						1				1				$ 1
Foreign currency translation adjustments															1
Conversion of redeemable shares | Predecessor [Member]	$ 6,275		$ (6,275)
Conversion of redeemable shares, shares | Predecessor [Member]	6,274,566		(6,274,566)
Dividends paid | Predecessor [Member]								(48,210)		(48,210)
Dividends paid															(48,210)
Amount of provision for Zakat | Predecessor [Member]								(357)		(357)
Amount of provision for Zakat															(357)
Balance at end (Predecessor [Member]) at Mar. 31, 2018	$ 348,525		$ 21,475	$ 3,345		$ (435)		$ (24,294)		$ 348,316		$ (2,300)
Balance at end at Mar. 31, 2018															346,316
Balance at end, shares (Predecessor [Member]) at Mar. 31, 2018	348,524,566		21,475,434
Balance at beginning (Successor [Member]) at Dec. 31, 2018		$ 801,545			$ 1,034		$ 48		$ 28,297		$ 830,924		$ 67
Balance at beginning at Dec. 31, 2018															830,991
Balance at beginning, shares (Successor [Member]) at Dec. 31, 2018		85,562,769
Net income (loss) | Successor [Member]									13,174		13,174				13,174
Net income (loss)															13,174
Foreign currency translation adjustments | Successor [Member]
Stock-based compensation | Successor [Member]					740						740
Stock-based compensation															740
Other | Successor [Member]					1				1		2
Other															1
Other, shares | Successor [Member]		33,796
Acquisition of non-controlling interest during the period | Successor [Member]					67						67		(67)
Acquisition of non-controlling interest during the period
NPS equity earn-out | Successor [Member]					10,480						10,480
NPS equity earn-out															10,480
NPS equity earn-out, shares | Successor [Member]		1,300,214
Balance at end (Successor [Member]) at Mar. 31, 2019		$ 801,545			$ 12,322		$ 48		$ 41,472		$ 855,387
Balance at end at Mar. 31, 2019															$ 855,387
Balance at end, shares (Successor [Member]) at Mar. 31, 2019		86,896,779